SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	3 Months Ended		9 Months Ended	12 Months Ended	1 Months Ended					1 Months Ended							3 Months Ended		1 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Jan. 31, 2013 Weld County Colorado [Member]	Sep. 07, 2012 Weld County Colorado [Member] acre	Mar. 31, 2014 Weld County Colorado [Member]	Dec. 31, 2013 Weld County Colorado [Member]	Dec. 31, 2012 Weld County Colorado [Member]	Sep. 07, 2012 Weld County Colorado [Member] Minimum [Member]	Sep. 07, 2012 Weld County Colorado [Member] Maximum [Member]	Sep. 07, 2012 Morgan County Colorado [Member] acre	Dec. 31, 2012 Archer County Texas [Member] acre	Sep. 30, 2013 Oil and Gas Property in Lousiana and Texas (Five Jab) [Member]	Sep. 01, 2013 Oil and Gas Property in Lousiana and Texas (Five Jab) [Member] acre	Jun. 30, 2013 Oil and Gas Property in Lousiana and Texas (Five Jab) [Member]	Sep. 01, 2013 Oil and Gas Property in Lousiana and Texas (Five Jab) [Member] acre	Dec. 31, 2013 Oil and Gas Property in Lousiana and Texas (Five Jab) [Member] acre	Jan. 31, 2013 Oil and Gas Property in Lousiana and Texas (Five Jab) [Member] Members of the Board [Member]	Dec. 31, 2012 Oil and Gas Property in Lousiana and Texas (Five Jab) [Member] Three Forks LLC [Member]
Significant Acquisitions [LineItems]
Number of wells						5							9
Working interest										10.12%	10.50%	76.25%	100.00%	37.50%	37.50%	37.50%	75.00%		2.00%	87.00%
Value of oil and gas property						$ 1,477,990						$ 14,000
Acres of undeveloped leaseholds						320						120	320		1,955		1,955
Acres of undeveloped leaseholds, net													290
Shares issued in acquisition						700,000
Share price						$ 2.00
Value of shares issued in acquisition						1,400,000
Liabilities assumed						91,990									281,962		281,962
Escrow						55,000	55,163	55,163	55,081
Proceeds from sale of disposal group held for sale		1,600,000		1,600,000	1,600,000
Gross acres																		1,955
Payment to acquire property																	3,869,497
(Loss) Per Share
Antidilutive shares - options, warrants, and contingent shares	8,077,435	2,250,000		6,615,559
Property and Equipment
Capitalized costs inlcuded in amortization base	5,812,630			5,614,987
Depreciation, depletion and amortization	56,259	832	449	64,589
Going Concern and Managements' Plans
Accumulated deficit	3,233,942		981,287	2,508,492
Current assets	458,484		620,028	518,186
Cash and cash equivalents	74,275	2,239,757	492,729	121,174
Current liabilities	1,826,461		49,110	2,929,355
Deferred tax asset	1,714,920
Net operating loss carryforwards	$ 4,400,000			$ 2,500,000
NOL Expiration date	Dec. 31, 2033			Dec. 31, 2032